Supplemental Operations Statement Information	9 Months Ended
Jun. 30, 2012
Supplemental Operations Statement Information [Abstract]
Supplemental Operations Statement Information
Supplemental Operations Statement Information

	Nine Months Ended June 30,
	2012	2011
Advertising and promotion expenses	$95.3	$87.3
Repair and maintenance expenses	28.7	24.3
Research and development expenses	6.0	5.6
Rent expense	3.0	3.0